ORGANIZATION (Details Narrative) - USD ($)				6 Months Ended	12 Months Ended
	Mar. 06, 2023	Mar. 06, 2022	Dec. 13, 2010	Jun. 30, 2026	Dec. 31, 2025	Mar. 25, 2025	Dec. 31, 2024	Jan. 26, 2015	Dec. 31, 2014
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized			300,000,000	3,000,000,000	3,000,000,000	3,000,000,000	3,000,000,000	2,000,000,000	550,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Capital stock authorized						3,020,000,000		2,020,000,000
Preferred stock, shares authorized				20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock voting rights	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.		The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for purchase price		2,000,000
Value of shares issued for purchase price		$ 1,500,000
Preferred stock voting rights		The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration.
Powerdyne Inc [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares exchanged for right			7,520
Number of shares issued			188,000,000